UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Reserve Investment Funds
Market Commentary
Performance and Expenses
Financial Highlights
Government Reserve
Treasury Reserve
Portfolio of Investments
Government Reserve
Treasury Reserve
Statement of Assets and Liabilities
Government Reserve
Treasury Reserve
Financial Statements and Notes
Additional Fund Information
Reserve Investment Funds
November 30, 2023
SemiAnnual Report
T. ROWE PRICE
Reserve Investment Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Reserve Investment Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Reserve Investment Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Reserve Investment Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Reserve Investment Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Reserve Investment Funds

GOVERNMENT RESERVE FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,026.90 $0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
TREASURY RESERVE FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Actual $1,000.00 $1,026.90 $0.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.95   0.05
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.03 0.03 —
(3)
—
(3)
0.02 0.02
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0.03 0.03 —
(3)
—
(3)
0.02 0.02
Distributions
Net investment
income (0.03) (0.03) —
(3)
—
(3)
(0.02) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.69% 3.55% 0.14% 0.08% 1.62% 2.26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
Net expenses after
waivers/payments
by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 5.33%
(5)
3.47% 0.13% 0.08% 1.63% 2.22%
Net assets, end of
period (in millions) $18,111 $16,036 $15,465 $20,217 $15,827 $12,571
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Investment activities
Net investment
income
(1)(2)
0 .03 0 .03 —
(3)
—
(3)
0 .02 0 .02
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0 .03 0 .03 —
(3)
—
(3)
0 .02 0 .02
Distributions
Net investment
income ( 0 .03 ) ( 0 .03 ) —
(3)
—
(3)
( 0 .02 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2 .69% 3 .55% 0 .13% 0 .10% 1 .63% 2 .26%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .01%
(5)
0 .01% 0 .01% 0 .01% 0 .01% 0 .01%
Net expenses after
waivers/payments
by Price Associates 0 .01%
(5)
0 .01% 0 .01% 0 .01% 0 .01% 0 .01%
Net investment
income 5 .31%
(5)
3 .43% 0 .12% 0 .10% 1 .69% 2 .21%
Net assets, end of
period (in millions) $2,384 $3,046 $2,695 $3,546 $3,420 $3,922
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Government Reserve Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT 9.4%
Federal Farm Credit Banks, FRN, SOFR + 0.155%, 5.465%,
8/18/25  65,000 65,000
Federal Farm Credit Banks, FRN, SOFR + 0.155%, 5.465%,
8/28/25  27,000 27,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 5.47%, 7/21/25  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 5.47%, 8/4/25  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.165%, 5.475%,
2/6/25  2,205 2,205
Federal Farm Credit Banks, FRN, SOFR + 0.165%, 5.475%,
7/28/25  93,016 93,015
Federal Farm Credit Banks, FRN, SOFR + 0.175%, 5.485%,
12/13/24  45,000 45,010
Federal Home Loan Banks, 4.63%, 1/12/24  55,000 54,703
Federal Home Loan Banks, 4.90%, 1/16/24  29,905 29,721
Federal Home Loan Banks, 4.935%, 2/23/24  44,900 44,383
Federal Home Loan Banks, 4.99%, 2/9/24  182,545 180,752
Federal Home Loan Banks, 5.13%, 6/21/24  25,000 24,277
Federal Home Loan Banks, 5.16%, 7/2/24  45,000 43,620
Federal Home Loan Banks, 5.19%, 5/17/24  40,000 39,031
Federal Home Loan Banks, 5.19%, 9/20/24  35,000 33,516
Federal Home Loan Banks, 5.205%, 2/2/24  59,359 58,824
Federal Home Loan Banks, 5.21%, 8/9/24  100,000 96,353
Federal Home Loan Banks, 5.26%, 3/15/24  60,000 59,079
Federal Home Loan Banks, 5.28%, 5/1/24  42,000 41,064
Federal Home Loan Banks, 5.30%, 1/19/24  8,349 8,289
Federal Home Loan Banks, 5.30%, 1/29/24  1,900 1,883
Federal Home Loan Banks, 5.30%, 5/3/24  47,000 45,934
Federal Home Loan Banks, 5.32%, 1/24/24  94,000 93,250
Federal Home Loan Banks, 5.35%, 4/19/24  29,725 29,107
Federal Home Loan Banks, FRN, SOFR + 0.07%, 5.38%, 6/28/24  87,000 87,000
Federal Home Loan Banks, FRN, SOFR + 0.09%, 5.40%, 12/5/23  100,000 100,000
Federal Home Loan Banks, FRN, SOFR + 0.13%, 5.44%, 2/10/25  200,000 200,000
Federal Home Loan Banks, FRN, SOFR + 0.16%, 5.47%, 7/25/25  50,000 50,000
Federal National Mortgage Assn., 1.625%, 10/15/24  77,000 74,671
Total U.S. Government Agency Debt (Cost $1,697,687) 1,697,687
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 14.7%(1)
Bank of America, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $282,041,595 on 12/1/23, Collateralized by U.S.
Government securities, 1.50% - 8.00%, 3/15/29 - 6/20/63, valued at $287,640,001  282,000 282,000

T. ROWE PRICE Government Reserve Fund

Par $ Value
(Amounts in 000s)
BNP Paribas, Tri-Party, Dated 11/30/23, 5.31%, Delivery Value
of $198,029,205 on 12/1/23, Collateralized by U.S. Government
securities, 0.00% - 6.50%, 12/26/23 - 9/20/53, valued at
$201,960,045  198,000 198,000
BNY Mellon, Bilateral, Dated 11/30/23, 5.31%, Delivery
Value of $866,127,735 on 12/1/23, Collateralized by U.S.
Government securities, 1.50% - 8.00%, 1/1/25 - 3/1/56, valued at
$883,320,014  866,000 866,000
Citigroup Global Markets, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $211,031,123 on 12/1/23, Collateralized by U.S.
Government securities, 4.22% - 5.50%, 5/1/53 - 6/1/53, valued at
$215,220,000  211,000 211,000
Credit Agricole, Tri-Party, Dated 11/30/23, 5.32%, Delivery Value
of $25,363,748 on 12/1/23, Collateralized by U.S. Government
securities, 0.75% - 2.13%, 2/15/41 - 2/15/42, valued at
$25,867,293  25,360 25,360
Goldman Sachs, Tri-Party, Dated 11/30/23, 5.32%, Delivery Value
of $70,010,344 on 12/1/23, Collateralized by U.S. Government
securities, 0.75% - 4.00%, 5/31/26 - 6/20/52, valued at
$71,400,002  70,000 70,000
HSBC Securities, Tri-Party, Dated 11/30/23, 5.32%, Delivery
Value of $85,012,561 on 12/1/23, Collateralized by U.S.
Government securities, 1.50% - 6.50%, 8/1/33 - 6/1/53, valued at
$86,700,001  85,000 85,000
JPMorgan Chase, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $99,014,603 on 12/1/23, Collateralized by U.S.
Government securities, 2.00% - 6.50%, 6/1/33 - 11/20/53, valued at $100,980,001  99,000 99,000
RBC Dominion Securities, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $634,093,515 on 12/1/23, Collateralized by U.S.
Government securities, 2.00% - 6.50%, 9/1/40 - 11/1/53, valued at $646,680,000  634,000 634,000
Royal Bank of Canada, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $197,029,058 on 12/1/23, Collateralized by U.S.
Government securities, 1.63% - 5.50%, 10/31/26 - 8/1/53, valued at $200,940,082  197,000 197,000
Total U.S. Government Agency Repurchase Agreement (Cost $2,667,360) 2,667,360
U.S. TREASURY DEBT 29.9%
U.S. Treasury Bills, 3.143%, 1/18/24  69,000 68,516
U.S. Treasury Bills, 5.217%, 6/13/24  107,000 104,126
U.S. Treasury Bills, 5.312%, 10/31/24  219,000 208,710
U.S. Treasury Bills, 5.355%, 3/26/24  235,938 231,937
U.S. Treasury Bills, 5.369%, 12/19/23  155,000 154,587
U.S. Treasury Bills, 5.371%, 5/23/24  250,000 243,680
U.S. Treasury Bills, 5.377%, 7/11/24  47,000 45,513

T. ROWE PRICE Government Reserve Fund

Par $ Value
(Amounts in 000s)
U.S. Treasury Bills, 5.383%, 5/30/24  224,960 219,033
U.S. Treasury Bills, 5.402%, 5/9/24  226,080 220,797
U.S. Treasury Bills, 5.405%, 12/12/23  281,000 280,544
U.S. Treasury Bills, 5.405%, 5/16/24  564,000 550,344
U.S. Treasury Bills, 5.414%, 1/11/24  180,000 178,920
U.S. Treasury Bills, 5.414%, 1/25/24  170,000 168,631
U.S. Treasury Bills, 5.414%, 2/1/24  130,000 128,820
U.S. Treasury Bills, 5.431%, 1/9/24  78,000 77,549
U.S. Treasury Bills, 5.431%, 2/15/24  172,000 170,081
U.S. Treasury Bills, 5.441%, 1/30/24  136,985 135,765
U.S. Treasury Bills, 5.446%, 3/7/24  95,000 93,643
U.S. Treasury Bills, 5.446%, 3/14/24  80,000 78,775
U.S. Treasury Bills, 5.446%, 3/21/24  63,495 62,457
U.S. Treasury Bills, 5.449%, 4/25/24  77,000 75,344
U.S. Treasury Bills, 5.458%, 3/28/24  84,190 82,724
U.S. Treasury Bills, 5.467%, 4/11/24  79,000 77,459
U.S. Treasury Bills, 5.487%, 4/18/24  178,000 174,331
U.S. Treasury Bills, 5.488%, 4/4/24  86,000 84,406
U.S. Treasury Notes, 4.375%, 10/31/24  126,000 125,030
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.476%, 7/31/25  486,900 486,707
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.491%, 10/31/24  374,870 374,535
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 5.52%, 4/30/25  63,000 63,018
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 5.521%, 10/31/25  375,000 374,827
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.551%, 1/31/25  72,320 72,320
Total U.S. Treasury Debt (Cost $5,413,129) 5,413,129
U.S. TREASURY REPURCHASE AGREEMENT 47.2%(1)
Bank of America, Tri-Party, Dated 11/30/23, 5.30%, Delivery
Value of $114,016,783 on 12/1/23, Collateralized by U.S.
Government securities, 1.50%, 8/15/26, valued at $116,280,027  114,000 114,000
BNY Mellon, Bilateral, Dated 11/30/23, 5.31%, Delivery Value of
$1,640,241,900 on 12/1/23, Collateralized by U.S. Government
securities, 0.38% - 2.88%, 7/15/25 - 4/30/29, valued at
$1,672,800,040  1,640,000 1,640,000
Citigroup Global Markets, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $358,052,805 on 12/1/23, Collateralized by U.S.
Government securities, 0.25% - 6.88%, 8/15/25 - 9/30/25, valued at $365,160,017  358,000 358,000
Credit Agricole, Tri-Party, Dated 11/30/23, 5.31%, Delivery Value
of $826,801,935 on 12/1/23, Collateralized by U.S. Government
securities, 0.50% - 4.38%, 2/28/26 - 11/30/30, valued at
$843,213,602  826,680 826,680

T. ROWE PRICE Government Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/23,
5.30%, Delivery Value of $186,027,383 on 12/1/23, Collateralized
by U.S. Government securities, 1.25%, 3/31/28, valued at
$186,027,459  186,000 186,000
Goldman Sachs, Tri-Party, Dated 11/30/23, 5.32%, Delivery Value
of $412,365,307 on 12/6/23, Collateralized by U.S. Government
securities, 2.38% - 3.88%, 4/30/25 - 11/15/49, valued at
$420,240,066  412,000 412,000
HSBC Securities, Tri-Party, Dated 11/30/23, 5.30%, Delivery
Value of $228,033,567 on 12/1/23, Collateralized by U.S.
Government securities, 0.00% - 4.63%, 12/28/23 - 8/15/53,
valued at $232,560,000  228,000 228,000
JPMorgan Chase, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $205,030,238 on 12/1/23, Collateralized by U.S.
Government securities, 0.63%, 3/31/27, valued at $209,100,025  205,000 205,000
RBC Dominion Securities, Tri-Party, Dated 11/30/23, 5.30%,
Delivery Value of $228,033,567 on 12/1/23, Collateralized by U.S.
Government securities, 2.88% - 4.25%, 5/31/25 - 5/15/32, valued at $232,560,068  228,000 228,000
Royal Bank of Canada, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $2,692,380,650 on 12/6/23, Collateralized by U.S.
Government securities, 0.13% - 7.63%, 12/15/23 - 11/15/53,
valued at $2,743,800,076  2,690,000 2,690,000
State Street, Bilateral, Dated 11/30/23, 5.31%, Delivery Value of
$1,367,201,633 on 12/1/23, Collateralized by U.S. Government
securities, 5.31%, 12/1/23, valued at $1,394,340,064  1,367,000 1,367,000
Toronto-Dominion Bank, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $182,026,845 on 12/1/23, Collateralized by U.S.
Government securities, 0.38% - 4.63%, 3/15/25 - 9/15/26, valued at $185,640,040  182,000 182,000
Wells Fargo, Tri-Party, Dated 11/30/23, 5.30%, Delivery Value of
$114,016,783 on 12/1/23, Collateralized by U.S. Government
securities, 0.25% - 1.50%, 2/15/48 - 2/15/53, valued at
$116,280,000  114,000 114,000
Total U.S. Treasury Repurchase Agreement (Cost $8,550,680) 8,550,680
Total Investments in Securities
101.2% of Net Assets (Cost $18,328,856) $ 18,328,856
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $11,438,709 at November 30, 2023.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note
SOFR Secured overnight financing rate

T. ROWE PRICE Treasury Reserve Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 39.8%
U.S. Treasury Bills, 3.503%, 1/18/24  22,000 21,846
U.S. Treasury Bills, 5.215%, 6/13/24  20,000 19,463
U.S. Treasury Bills, 5.289%, 10/31/24  20,000 19,064
U.S. Treasury Bills, 5.31%, 8/8/24  6,000 5,789
U.S. Treasury Bills, 5.369%, 12/19/23  24,000 23,936
U.S. Treasury Bills, 5.371%, 5/23/24  25,000 24,368
U.S. Treasury Bills, 5.377%, 7/11/24  8,000 7,747
U.S. Treasury Bills, 5.383%, 5/30/24  27,000 26,289
U.S. Treasury Bills, 5.402%, 5/9/24  34,000 33,205
U.S. Treasury Bills, 5.403%, 5/16/24  64,300 62,749
U.S. Treasury Bills, 5.405%, 12/12/23  50,000 49,919
U.S. Treasury Bills, 5.413%, 1/25/24  60,000 59,517
U.S. Treasury Bills, 5.414%, 1/11/24  33,000 32,802
U.S. Treasury Bills, 5.414%, 2/1/24  19,000 18,828
U.S. Treasury Bills, 5.431%, 1/9/24  40,000 39,769
U.S. Treasury Bills, 5.431%, 2/15/24  29,000 28,676
U.S. Treasury Bills, 5.441%, 1/30/24  22,300 22,101
U.S. Treasury Bills, 5.446%, 3/7/24  36,000 35,486
U.S. Treasury Bills, 5.446%, 3/14/24  15,000 14,770
U.S. Treasury Bills, 5.446%, 3/21/24  14,000 13,771
U.S. Treasury Bills, 5.449%, 4/25/24  12,000 11,742
U.S. Treasury Bills, 5.458%, 3/28/24  15,000 14,739
U.S. Treasury Bills, 5.467%, 4/11/24  13,000 12,746
U.S. Treasury Bills, 5.467%, 5/2/24  11,000 10,751
U.S. Treasury Bills, 5.47%, 2/29/24  15,000 14,800
U.S. Treasury Bills, 5.487%, 4/18/24  28,000 27,423
U.S. Treasury Bills, 5.488%, 4/4/24  14,000 13,740
U.S. Treasury Notes, 0.875%, 1/31/24  40,700 40,441
U.S. Treasury Notes, 4.375%, 10/31/24  26,000 25,802
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.476%, 7/31/25  101,300 101,253
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.491%, 10/31/24  54,035 53,987
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 5.52%, 4/30/25  10,000 10,003
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 5.521%, 10/31/25  36,000 35,979
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.551%, 1/31/25  15,400 15,400
Total U.S. Treasury Debt (Cost $948,901) 948,901
U.S. TREASURY REPURCHASE AGREEMENT 61.1%(1)
Bank of America, Tri-Party, Dated 11/30/23, 5.30%, Delivery
Value of $24,003,533 on 12/1/23, Collateralized by U.S.
Government securities, 0.50%, 8/31/27, valued at $24,480,078  24,000 24,000

T. ROWE PRICE Treasury Reserve Fund

Par $ Value
(Amounts in 000s)
BNY Mellon, Bilateral, Dated 11/30/23, 5.31%, Delivery Value
of $340,050,150 on 12/1/23, Collateralized by U.S. Government
securities, 0.38%-0.48%, 7/15/25-10/31/28, valued at
$346,800,078  340,000 340,000
Citigroup Global Markets, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $74,010,915 on 12/1/23, Collateralized by U.S.
Government securities, 0.25% - 5.00%, 8/31/25 - 9/30/25, valued at $75,480,011  74,000 74,000
Credit Agricole, Tri-Party, Dated 11/30/23, 5.31%, Delivery Value
of $114,276,853 on 12/1/23, Collateralized by U.S. Government
securities, 1.13%, 1/15/33, valued at $116,545,243  114,260 114,260
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/23,
5.30%, Delivery Value of $100,014,722 on 12/1/23, Collateralized
by U.S. Government securities, 1.25%, 8/31/24, valued at
$100,014,745  100,000 100,000
Goldman Sachs, Tri-Party, Dated 11/30/23, 5.32%, Delivery Value
of $189,167,580 on 12/6/23, Collateralized by U.S. Government
securities, 2.38%, 1/15/25, valued at $192,780,067  189,000 189,000
HSBC Securities, Tri-Party, Dated 11/30/23, 5.30%, Delivery
Value of $47,006,919 on 12/1/23, Collateralized by U.S.
Government securities, 0.00% - 5.55%, 12/7/23 - 5/15/53, valued at $47,940,001  47,000 47,000
JPMorgan Chase, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $43,006,343 on 12/1/23, Collateralized by U.S.
Government securities, 2.25%, 2/15/27, valued at $43,860,058  43,000 43,000
RBC Dominion Securities, Tri-Party, Dated 11/30/23, 5.30%,
Delivery Value of $47,006,919 on 12/1/23, Collateralized by U.S.
Government securities, 1.13% - 4.25%, 5/31/25 - 8/31/28, valued at $47,940,002  47,000 47,000
Royal Bank of Canada, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $131,115,935 on 12/6/23, Collateralized by U.S.
Government securities, 1.25% - 5.52%, 1/31/24 - 8/15/31, valued at $133,620,057  131,000 131,000
State Street, Bilateral, Dated 11/30/23, 5.31%, Delivery Value of
$284,041,890 on 12/1/23, Collateralized by U.S. Government
securities, 5.31%, 12/1/23, valued at $289,680,098  284,000 284,000
Toronto-Dominion Bank, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $38,005,605 on 12/1/23, Collateralized by U.S.
Government securities, 1.13% - 3.00%, 7/31/24 - 2/15/32, valued at $38,760,074  38,000 38,000

T. ROWE PRICE Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Wells Fargo, Tri-Party, Dated 11/30/23, 5.30%, Delivery Value
of $24,003,533 on 12/1/23, Collateralized by U.S. Government
securities, 1.00% - 2.13%, 2/15/41 - 2/15/46, valued at
$24,480,041  24,000 24,000
Total U.S. Treasury Repurchase Agreement (Cost $1,455,260) 1,455,260
Total Investments in Securities
100.9% of Net Assets (Cost $2,404,161) $ 2,404,161
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $1,482,381 at
November 30, 2023.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE Government Reserve Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $18,328,856) $ 18,328,856
Receivable for shares sold 115,594
Interest receivable 13,385
Cash 3
Other assets 17
Total assets 18,457,855
Liabilities
Payable for investment securities purchased 162,526
Payable for shares redeemed 158,201
Due to affiliates 11
Payable to directors 9
Other liabilities 26,543
Total liabilities 347,290
NET ASSETS $ 18,110,565
Net Assets Consist of:
Total distributable earnings (loss) $ 399
Paid-in capital applicable to 18,105,893,392 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares of the Corporation authorized 18,110,166
NET ASSETS $ 18,110,565
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Treasury Reserve Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,404,161) $ 2,404,161
Interest receivable 1,477
Cash 2
Other assets 9
Total assets 2,405,649
Liabilities
Payable for investment securities purchased 21,917
Due to affiliates 11
Payable to directors 1
Other liabilities 41
Total liabilities 21,970
NET ASSETS $ 2,383,679
Net Assets Consist of:
Total distributable earnings (loss) $ (28)
Paid-in capital applicable to 2,383,227,943 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares of the Corporation authorized 2,383,707
NET ASSETS $ 2,383,679
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Interest income $ 441,917
Expenses
Shareholder servicing 1
Prospectus and shareholder reports 4
Custody and accounting 198
Directors 29
Legal and audit 15
Executive, directors, and officer insurance 12
Miscellaneous 12
Total expenses 271
Net investment income 441,646
Realized Gain / Loss –
Net realized gain on securities 77
INCREASE IN NET ASSETS FROM OPERATIONS
$ 441,723

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Interest income $ 72,765
Expenses
Prospectus and shareholder reports 5
Custody and accounting 106
Legal and audit 15
Executive, directors, and officer insurance 6
Directors 5
Miscellaneous 2
Total expenses 139
Net investment income 72,626
Realized Gain / Loss –
Net realized loss on securities (1)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 72,625

T. ROWE PRICE Government Reserve Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 441,646 $ 580,611
Net realized gain 77 176
Increase in net assets from operations 441,723 580,787
Distributions to shareholders
Net earnings (441,659) (580,611)
Capital share transactions
*
Shares sold 77,565,522 163,431,059
Distributions reinvested 340,574 499,381
Shares redeemed (75,831,825) (163,359,604)
Increase in net assets from capital share
transactions 2,074,271 570,836
Net Assets
Increase during period 2,074,335 571,012
Beginning of period 16,036,230 15,465,218
End of period $ 18,110,565 $ 16,036,230
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 72,626 $ 101,926
Net realized gain (loss) (1) 42
Increase in net assets from operations 72,625 101,968
Distributions to shareholders
Net earnings (72,626) (101,926)
Capital share transactions
*
Shares sold 17,925,786 33,307,733
Distributions reinvested 72,626 101,926
Shares redeemed (18,660,853) (33,058,979)
Increase (decrease) in net assets from capital share
transactions (662,441) 350,680
Net Assets
Increase (decrease) during period (662,442) 350,722
Beginning of period 3,046,121 2,695,399
End of period $ 2,383,679 $ 3,046,121
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Reserve Investment Funds
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve
Fund (Government Reserve Fund) and T. Rowe Price Treasury Reserve Fund (Treasury
Reserve Fund) are each a diversified, open-end management investment company
(collectively, the funds) established by the corporation. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates),
and its affiliates and are not available for direct purchase by members of the public. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.
Capital Transactions  Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the
NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the

T. ROWE PRICE Reserve Investment Funds

NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds' financial  statements.
Indemnification  In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The funds’ Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the funds’ valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation
Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Reserve Investment Funds

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
November 30, 2023, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.
Repurchase Agreements  Each fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe
Price Associates, Inc.’s approved list. All repurchase agreements are fully collateralized

T. ROWE PRICE Reserve Investment Funds

by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since each fund intends to continue qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2023, the cost of investments for federal income tax purposes was
$18,328,856,000 for the Government Reserve Fund and $2,404,161,000 for the Treasury
Reserve Fund.
NOTE 5 - RELATED PARTY TRANSACTIONS
The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe
Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price
Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the six months ended
November 30, 2023, expenses incurred by the Government Reserve Fund pursuant to these service agreements were $50,000 for Price Associates; less than $1,000 for T. Rowe

T. ROWE PRICE Reserve Investment Funds

Price Services, Inc. For the six months ended November 30, 2023, expenses incurred by the Treasury Reserve Fund pursuant to these service agreements were $50,000 for
Price Associates; less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to affiliates in the accompanying Statement of Assets and Liabilities.
The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the Government Reserve Fund and Treasury Reserve Fund had no
purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or each fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Government Reserve Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 9,433,228,426 1,213,087
Mark J. Parrell 9,434,441,514 –
Kellye L. Walker 9,434,441,514 –
Eric L. Veiel 9,434,441,514 –

T. ROWE PRICE Government Reserve Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Treasury Reserve Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 9,433,228,426 1,213,087
Mark J. Parrell 9,434,441,514 –
Kellye L. Walker 9,434,441,514 –
Eric L. Veiel 9,434,441,514 –

T. ROWE PRICE Treasury Reserve Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C25-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024